Investments - Disclosure of reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	$ 16,806
Carrying amount of interest at the end of the period	28,123	$ 16,806
Total for all joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	16,806
Carrying amount of interest at the end of the period	21,374	16,806
Investments in equity accounted investees | Total for all joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	16,311	(330)
Offset investment with shareholders loan, at beginning of period	495	848
Carrying amount of interest at the beginning of the period	16,806	518
Reversal prior year offset investment with shareholders loan	(495)	(848)
Group's share of profit (loss) for the period	1,144	920
Capital increase / (decrease) in joint ventures		3,796
Movement shareholders loans to joint ventures	0	0
Business combinations	2,089	12,399
Translation differences	1,359	(475)
Dividends received from joint ventures	(625)
Gross balance, at end of period	20,278	16,311
Offset investment with shareholders loan, at end of period	1,096	495
Carrying amount of interest at the end of the period	21,374	16,806
Shareholders loans | Total for all joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	16,683	850
Offset investment with shareholders loan, at beginning of period	(495)	(848)
Carrying amount of interest at the beginning of the period	16,188	2
Reversal prior year offset investment with shareholders loan	495	848
Group's share of profit (loss) for the period	0	0
Capital increase / (decrease) in joint ventures		0
Movement shareholders loans to joint ventures	1,331	4,485
Business combinations	0	11,638
Translation differences	1,562	(290)
Dividends received from joint ventures	0
Gross balance, at end of period	19,576	16,683
Offset investment with shareholders loan, at end of period	(1,096)	(495)
Carrying amount of interest at the end of the period	$ 18,480	$ 16,188